SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	December 31,	December 31,
	2024	2023
Term deposits	$4,150,487	$7,084,482
RSTICs	763,895	1,533,904
	$4,914,382	$8,618,386